Share Capital - Disclosure of Range of Exercise Prices of Outstanding Share Options (Detail)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options | shares	2,675,113	2,919,070	2,776,302
Options Outstanding, Weighted average exercise price	$ 5.99	$ 7.09	$ 6.35
Options Exercisable, Number of options | shares		2,621,579
$1.89 - $2.99 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options | shares	591,820
Options Outstanding, Weighted average exercise price	$ 2.89
Options Outstanding, Weighted average remaining contractual life (years)	8 months 15 days
Options Exercisable, Number of options | shares	591,820
Options Exercisable, Weighted average exercise price	$ 2.89
$1.89 - $2.99 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		$ 1.89
$1.89 - $2.99 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		2.99
$3.00 - $4.99 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options | shares	3,000
Options Outstanding, Weighted average exercise price	$ 4.75
Options Outstanding, Weighted average remaining contractual life (years)	2 years 7 months 9 days
Options Exercisable, Number of options | shares	3,000
Options Exercisable, Weighted average exercise price	$ 4.75
$3.00 - $4.99 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		3.00
$3.00 - $4.99 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		4.99
$5.00 - $6.99 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options | shares	1,211,514
Options Outstanding, Weighted average exercise price	$ 5.72
Options Outstanding, Weighted average remaining contractual life (years)	2 years 21 days
Options Exercisable, Number of options | shares	1,070,223
Options Exercisable, Weighted average exercise price	$ 5.78
$5.00 - $6.99 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		5.00
$5.00 - $6.99 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		6.99
$7.00 - $8.99 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options | shares	425,362
Options Outstanding, Weighted average exercise price	$ 14.52
Options Outstanding, Weighted average remaining contractual life (years)	2 years 14 days
Options Exercisable, Number of options | shares	269,162
Options Exercisable, Weighted average exercise price	$ 16.10
$7.00 - $8.99 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		7.00
$7.00 - $8.99 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		8.99
$9.00 - $17.15 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number of options | shares	687,374
Options Outstanding, Weighted average exercise price	$ 8.53
Options Outstanding, Weighted average remaining contractual life (years)	1 year 3 months 10 days
Options Exercisable, Number of options | shares	687,374
Options Exercisable, Weighted average exercise price	$ 8.53
$9.00 - $17.15 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		9.00
$9.00 - $17.15 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Range of exercise price		$ 17.15